TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 2,835	$ (3,282)	$ 7,679
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	709	(821)	1,843
Income tax at rate other than the Israeli statutory tax rate	310	(55)	275
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	518	807	1,373
Deferred taxes on losses for which a valuation allowance was provided	(2,929)	755	(1,083)
Tax adjustment in respect of different tax rates	(148)	0	(1,219)
Taxes in respect to prior years	0	(162)	(54)
State and Federal taxes	163	48	93
Foreign exchange	(20)	89	(901)
Impairment of tax advances	64	0	0
Other	(71)	(120)	(89)
Income Tax Expense (Benefit)	$ (1,404)	$ 541	$ 238